Asset retirement obligations ('ARO') (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Foreign currency translation adjustment of subsidiary	$ (287)
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Other provisions beginning balance	2,903	$ 2,893
Accretion of asset retirement obligation	239	156
Addition of fixed assets	305	614
Addition (reversal) of fixed assets	67	(100)
Foreign currency translation adjustment of subsidiary	364	(660)
Other provisions ending balance	$ 3,878	$ 2,903